9. Convertible Debt: Schedule of Debt (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Debt

March 31, 2013
Principal balance	$4,700,000
Accrued interest	262,265
Convertible notes	4,962,265
Less discount	(861,053)
Total long-term liabilities	4,101,212
Less current portion	-
Long-term portion	$4,101,212